Taxation (Uncertain tax positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unrecognized Tax Benefits
Balance beginning of year	$ 43.7	$ 40.0
Increases as a result of positions taken in prior years	70.4	0.0
Increases as a result of positions taken during the current year	10.1	3.7
Decreases as a result of positions taken in prior years	(22.6)	0.0
Uncertain tax position	$ 101.6	$ 43.7